JPMorgan Diversified Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 59.1%
Aerospace & Defense — 0.8%
Airbus SE (France)	9	1,217
Boeing Co. (The) *	1	114
General Dynamics Corp.	1	218
Howmet Aerospace, Inc.	—	15
Huntington Ingalls Industries, Inc.	—	7
L3Harris Technologies, Inc.	—	35
Lockheed Martin Corp.	—	103
Northrop Grumman Corp.	2	843
Raytheon Technologies Corp.	4	392
Safran SA (France)	7	988
Textron, Inc.	—	14
Thales SA (France)	1	181
TransDigm Group, Inc.	—	40
Woodward, Inc.	1	41
		4,208
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	—	11
Expeditors International of Washington, Inc.	—	16
FedEx Corp.	1	237
United Parcel Service, Inc., Class B	12	2,284
		2,548
Automobile Components — 0.1%
Aptiv plc *	—	28
BorgWarner, Inc.	—	11
Cie Generale des Etablissements Michelin SCA (France)	15	456
LCI Industries	1	109
		604
Automobiles — 0.9%
Dr Ing hc F Porsche AG (Preference) (Germany) *	3	346
Ford Motor Co.	4	46
General Motors Co.	1	48
Mercedes-Benz Group AG (Germany)	5	398
Stellantis NV	20	357
Stellantis NV	49	898
Tesla, Inc. *	12	2,528
		4,621
Banks — 3.6%
AIB Group plc (Ireland)	66	268
Banco de Sabadell SA (Spain)	183	197
Bank Central Asia Tbk. PT (Indonesia)	1,232	721
Bank of America Corp.	96	2,755
Bank of Ireland Group plc (Ireland)	35	355
BNP Paribas SA (France)	5	316
Citigroup, Inc.	5	212
Citizens Financial Group, Inc.	7	224

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Comerica, Inc.	—	11
Commerce Bancshares, Inc.	2	114
Cullen/Frost Bankers, Inc.	2	174
DBS Group Holdings Ltd. (Singapore)	44	1,089
Fifth Third Bancorp	1	32
First Citizens BancShares, Inc., Class A	—	105
First Interstate BancSystem, Inc., Class A	4	105
First Republic Bank	—	5
HDFC Bank Ltd., ADR (India)	40	2,682
Huntington Bancshares, Inc.	3	28
KBC Group NV (Belgium)	12	837
KeyCorp	2	20
Lloyds Banking Group plc (United Kingdom)	725	426
M&T Bank Corp.	3	407
Mitsubishi UFJ Financial Group, Inc. (Japan)	69	441
Nordea Bank Abp (Finland)	88	939
PNC Financial Services Group, Inc. (The)	3	356
Regions Financial Corp.	2	30
Sberbank of Russia PJSC (Russia) ‡ *	18	1
ServisFirst Bancshares, Inc.	2	124
TCS Group Holding plc, GDR (Russia) ‡ * (a)	1	—
Toronto-Dominion Bank (The) (Canada)	39	2,323
Truist Financial Corp.	23	795
UniCredit SpA (Italy)	29	551
US Bancorp	22	779
Wells Fargo & Co.	34	1,250
Wintrust Financial Corp.	2	159
Zions Bancorp NA	—	9
		18,840
Beverages — 1.2%
Brown-Forman Corp., Class B	—	11
Carlsberg A/S, Class B (Denmark)	2	297
Coca-Cola Co. (The)	61	3,764
Constellation Brands, Inc., Class A	1	248
Diageo plc (United Kingdom)	22	987
Keurig Dr Pepper, Inc.	4	160
Molson Coors Beverage Co., Class B	—	8
Monster Beverage Corp. *	1	38
PepsiCo, Inc.	1	252
Pernod Ricard SA (France)	2	375
		6,140
Biotechnology — 1.9%
AbbVie, Inc.	30	4,684
Alnylam Pharmaceuticals, Inc. *	1	272
Amgen, Inc.	2	336
Biogen, Inc. *	1	365

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Exact Sciences Corp. *	4	284
Gilead Sciences, Inc.	1	96
Incyte Corp. *	—	7
Moderna, Inc. *	—	47
Natera, Inc. *	3	150
Regeneron Pharmaceuticals, Inc. *	4	3,290
Vertex Pharmaceuticals, Inc. *	2	705
		10,236
Broadline Retail — 1.8%
Amazon.com, Inc. *	90	9,251
eBay, Inc.	1	22
Etsy, Inc. *	—	13
Moran Foods Backstop Equity ‡ *	3	8
MYT Holding Co. ‡ *	37	28
Prosus NV (China) *	4	338
		9,660
Building Products — 0.5%
A O Smith Corp.	—	8
Allegion plc	—	6
Carlisle Cos., Inc.	1	120
Carrier Global Corp.	1	36
Fortune Brands Innovations, Inc.	6	332
Hayward Holdings, Inc. *	13	155
Johnson Controls International plc	1	38
Lennox International, Inc.	1	166
Masco Corp.	—	10
Simpson Manufacturing Co., Inc.	1	160
Trane Technologies plc	8	1,547
		2,578
Capital Markets — 2.3%
3i Group plc (United Kingdom)	37	779
Ameriprise Financial, Inc.	1	422
Bank of New York Mellon Corp. (The)	1	31
BlackRock, Inc.	—	92
Blackstone, Inc.	4	379
Cboe Global Markets, Inc.	2	222
Charles Schwab Corp. (The)	15	774
CME Group, Inc.	13	2,537
Deutsche Boerse AG (Germany)	5	881
Evercore, Inc., Class A	2	169
FactSet Research Systems, Inc.	1	206
Focus Financial Partners, Inc., Class A *	2	106
Franklin Resources, Inc.	—	4
Goldman Sachs Group, Inc. (The)	—	104
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	11	474
Intercontinental Exchange, Inc.	1	54

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Invesco Ltd.	1	7
LPL Financial Holdings, Inc.	1	205
MarketAxess Holdings, Inc.	—	13
Moelis & Co., Class A	3	123
Moody's Corp.	—	45
Morgan Stanley	16	1,405
Morningstar, Inc.	1	180
MSCI, Inc.	—	43
Nasdaq, Inc.	—	17
Northern Trust Corp.	2	146
Raymond James Financial, Inc.	—	16
S&P Global, Inc.	7	2,533
State Street Corp.	—	25
StepStone Group, Inc., Class A	6	154
T. Rowe Price Group, Inc.	1	131
		12,277
Chemicals — 1.3%
Air Liquide SA (France)	6	905
Air Products and Chemicals, Inc.	—	60
Albemarle Corp.	—	23
Axalta Coating Systems Ltd. *	10	296
Celanese Corp.	—	7
CF Industries Holdings, Inc.	—	13
Corteva, Inc.	1	40
Dow, Inc.	19	1,063
DuPont de Nemours, Inc.	1	31
Eastman Chemical Co.	4	314
Ecolab, Inc.	—	39
FMC Corp.	—	14
International Flavors & Fragrances, Inc.	—	22
Linde plc	1	169
Linde plc	2	806
LyondellBasell Industries NV, Class A	—	22
Mosaic Co. (The)	—	14
Perimeter Solutions SA *	12	96
PPG Industries, Inc.	5	671
Sherwin-Williams Co. (The)	—	51
Shin-Etsu Chemical Co. Ltd. (Japan)	72	2,321
		6,977
Commercial Services & Supplies — 0.4%
Cintas Corp.	—	40
Copart, Inc. *	7	515
Driven Brands Holdings, Inc. *	6	196
Elis SA (France)	14	263
MSA Safety, Inc.	2	223
Republic Services, Inc.	—	26

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Ritchie Bros Auctioneers, Inc. (Canada)	2	129
Rollins, Inc.	—	8
SPIE SA (France)	7	189
Stericycle, Inc. *	3	150
Waste Connections, Inc.	2	222
Waste Management, Inc.	—	57
		2,018
Communications Equipment — 0.1%
Arista Networks, Inc. *	1	209
Cisco Systems, Inc.	6	318
CommScope Holding Co., Inc. *	5	28
F5, Inc. *	—	6
Juniper Networks, Inc.	—	4
Motorola Solutions, Inc.	—	54
		619
Construction & Engineering — 1.0%
AECOM	2	196
Quanta Services, Inc.	4	682
Skanska AB, Class B (Sweden)	18	272
Vinci SA (France)	31	3,591
WillScot Mobile Mini Holdings Corp. *	6	253
		4,994
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1	266
Vulcan Materials Co.	2	432
		698
Consumer Finance — 0.2%
American Express Co.	4	647
Capital One Financial Corp.	5	466
Discover Financial Services	—	24
Synchrony Financial	—	12
		1,149
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	5	113
Alimentation Couche-Tard, Inc. (Canada)	15	731
BJ's Wholesale Club Holdings, Inc. *	2	187
Casey's General Stores, Inc.	1	144
Costco Wholesale Corp.	—	206
Dollar General Corp.	2	417
Dollar Tree, Inc. *	—	28
Koninklijke Ahold Delhaize NV (Netherlands)	17	593
Kroger Co. (The)	1	30
Performance Food Group Co. *	4	228
Sysco Corp.	2	131
Target Corp.	1	168

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Walgreens Boots Alliance, Inc.	1	17
Wal-Mart de Mexico SAB de CV (Mexico)	119	475
Walmart, Inc.	1	198
X5 Retail Group NV, GDR (Russia) ‡ * (a)	1	—
		3,666
Containers & Packaging — 0.3%
Amcor plc	1	14
AptarGroup, Inc.	2	202
Avery Dennison Corp.	—	13
Ball Corp.	—	16
Crown Holdings, Inc.	2	158
International Paper Co.	—	12
Packaging Corp. of America	2	224
Sealed Air Corp.	—	6
Smurfit Kappa Group plc (Ireland)	9	314
Verallia SA (France) (b)	7	317
WestRock Co.	3	94
		1,370
Distributors — 0.1%
Genuine Parts Co.	—	22
Inchcape plc (United Kingdom)	15	140
LKQ Corp.	3	192
Pool Corp.	1	244
		598
Diversified Consumer Services — 0.0% ^
Bright Horizons Family Solutions, Inc. *	3	193
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	7	128
Deutsche Telekom AG (Registered) (Germany)	19	463
Nippon Telegraph & Telephone Corp. (Japan)	21	634
Telkom Indonesia Persero Tbk. PT (Indonesia)	1,601	435
Verizon Communications, Inc.	19	735
		2,395
Electric Utilities — 1.1%
Alliant Energy Corp.	—	4
American Electric Power Co., Inc.	2	141
Constellation Energy Corp.	—	25
Duke Energy Corp.	1	69
Edison International	2	148
Entergy Corp.	1	121
Evergy, Inc.	—	13
Eversource Energy	—	25
Exelon Corp.	1	39
FirstEnergy Corp.	1	21
Iberdrola SA (Spain)	79	980

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — continued
NextEra Energy, Inc.	35	2,735
NRG Energy, Inc.	—	3
PG&E Corp. *	34	548
Pinnacle West Capital Corp.	—	8
PPL Corp.	1	19
Southern Co. (The)	1	72
SSE plc (United Kingdom)	11	246
Xcel Energy, Inc.	6	396
		5,613
Electrical Equipment — 0.8%
AMETEK, Inc.	3	442
Eaton Corp. plc	8	1,351
Emerson Electric Co.	1	46
Generac Holdings, Inc. *	1	128
Hexatronic Group AB (Sweden)	10	115
Hubbell, Inc.	1	306
Legrand SA (France)	7	684
Rockwell Automation, Inc.	—	31
Schneider Electric SE	6	933
		4,036
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	1	45
CDW Corp.	—	26
Cognex Corp.	4	171
Corning, Inc.	1	25
Jabil, Inc.	2	207
Keyence Corp. (Japan)	3	1,470
Keysight Technologies, Inc. *	1	196
TD SYNNEX Corp.	1	116
TE Connectivity Ltd.	—	38
Teledyne Technologies, Inc. *	—	21
Trimble, Inc. *	—	11
Zebra Technologies Corp., Class A *	1	273
		2,599
Energy Equipment & Services — 0.4%
Aker Solutions ASA (Norway) (a)	42	151
Baker Hughes Co.	52	1,501
Halliburton Co.	1	27
Schlumberger NV	1	65
TechnipFMC plc (United Kingdom) *	13	182
		1,926
Entertainment — 0.1%
Activision Blizzard, Inc.	1	57
CTS Eventim AG & Co. KGaA (Germany) *	3	174
Electronic Arts, Inc.	—	29

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — continued
Live Nation Entertainment, Inc. *	—	12
Netflix, Inc. *	—	143
Take-Two Interactive Software, Inc. *	—	17
Walt Disney Co. (The) *	2	170
Warner Bros Discovery, Inc. *	2	31
		633
Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B *	4	1,109
Fidelity National Information Services, Inc.	—	30
Fiserv, Inc. *	1	69
FleetCor Technologies, Inc. *	1	176
Global Payments, Inc.	—	26
Jack Henry & Associates, Inc.	1	175
Mastercard, Inc., Class A	13	4,886
MGIC Investment Corp.	7	91
PayPal Holdings, Inc. *	1	80
Visa, Inc., Class A	2	349
WEX, Inc. *	1	228
		7,219
Food Products — 0.7%
Archer-Daniels-Midland Co.	1	40
Bunge Ltd.	—	13
Campbell Soup Co.	—	10
Conagra Brands, Inc.	1	14
General Mills, Inc.	1	47
Hershey Co. (The)	—	35
Hormel Foods Corp.	—	8
J M Smucker Co. (The)	—	13
Kellogg Co.	—	16
Kraft Heinz Co. (The)	6	238
Lamb Weston Holdings, Inc.	2	202
McCormick & Co., Inc. (Non-Voting)	—	19
Mondelez International, Inc., Class A	1	88
Nestle SA (Registered)	23	2,798
Post Holdings, Inc. *	2	179
Tyson Foods, Inc., Class A	—	6
		3,726
Gas Utilities — 0.0% ^
Atmos Energy Corp.	2	204
Ground Transportation — 1.2%
Canadian National Railway Co. (Canada)	9	1,105
CSX Corp.	2	59
JB Hunt Transport Services, Inc.	—	13
Knight-Swift Transportation Holdings, Inc.	2	136
Landstar System, Inc.	1	155

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ground Transportation — continued
Lyft, Inc., Class A *	5	41
Norfolk Southern Corp.	3	633
Old Dominion Freight Line, Inc.	1	210
Uber Technologies, Inc. *	79	2,495
Union Pacific Corp.	7	1,491
		6,338
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	2	168
Align Technology, Inc. *	—	21
Baxter International, Inc.	—	19
Becton Dickinson & Co.	—	68
Boston Scientific Corp. *	26	1,292
Coloplast A/S, Class B (Denmark)	4	548
Cooper Cos., Inc. (The)	1	347
Dentsply Sirona, Inc.	—	—
Dexcom, Inc. *	3	375
Edwards Lifesciences Corp. *	1	47
Envista Holdings Corp. *	2	77
GE HealthCare Technologies, Inc. *	—	27
Hologic, Inc. *	—	18
Hoya Corp. (Japan)	18	1,978
ICU Medical, Inc. *	1	140
IDEXX Laboratories, Inc. *	—	37
Insulet Corp. *	1	290
Intuitive Surgical, Inc. *	5	1,229
Medtronic plc	3	200
QuidelOrtho Corp. *	2	134
ResMed, Inc.	—	29
STERIS plc	1	226
Stryker Corp.	—	90
Teleflex, Inc.	—	8
Zimmer Biomet Holdings, Inc.	1	137
		7,505
Health Care Providers & Services — 1.5%
AmerisourceBergen Corp.	2	323
Cardinal Health, Inc.	—	18
Centene Corp. *	1	33
Chemed Corp.	—	188
Cigna Group (The)	1	189
CVS Health Corp.	3	258
DaVita, Inc. *	—	5
Elevance Health, Inc.	—	105
Encompass Health Corp.	4	202
HCA Healthcare, Inc.	1	270
HealthEquity, Inc. *	3	172
Henry Schein, Inc. *	—	8

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
Humana, Inc.	—	58
Laboratory Corp. of America Holdings	1	186
McKesson Corp.	—	48
Molina Healthcare, Inc. *	1	203
NMC Health plc (United Arab Emirates) ‡ * (c)	1	—
Quest Diagnostics, Inc.	—	14
UnitedHealth Group, Inc.	12	5,681
Universal Health Services, Inc., Class B	—	8
		7,969
Health Care REITs — 0.0% ^
Healthpeak Properties, Inc.	1	11
Ventas, Inc.	—	17
Welltower, Inc.	1	105
		133
Health Care Technology — 0.0% ^
Certara, Inc. *	5	130
Definitive Healthcare Corp. *	7	69
		199
Hotel & Resort REITs — 0.0% ^
Apple Hospitality REIT, Inc.	6	89
Host Hotels & Resorts, Inc.	1	11
Ryman Hospitality Properties, Inc.	1	113
		213
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc. *	1	2,300
Caesars Entertainment, Inc. *	—	10
Carnival Corp. *	1	10
Chipotle Mexican Grill, Inc. *	—	41
Darden Restaurants, Inc.	—	15
Domino's Pizza, Inc.	—	9
Evolution AB (Sweden) (a)	3	317
Expedia Group, Inc. *	—	13
Hilton Worldwide Holdings, Inc.	3	404
Las Vegas Sands Corp. *	—	18
Marriott International, Inc., Class A	13	2,172
McDonald's Corp.	7	2,018
MGM Resorts International	—	13
Norwegian Cruise Line Holdings Ltd. *	1	5
Planet Fitness, Inc., Class A *	2	178
Royal Caribbean Cruises Ltd. *	—	13
Starbucks Corp.	1	111
Texas Roadhouse, Inc.	1	95
Vail Resorts, Inc.	1	197
Wendy's Co. (The)	8	172
Whitbread plc (United Kingdom)	7	261

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Wynn Resorts Ltd. *	—	12
Yum! Brands, Inc.	10	1,298
		9,682
Household Durables — 0.3%
DR Horton, Inc.	—	29
Garmin Ltd.	2	209
Lennar Corp., Class A	—	25
Mohawk Industries, Inc. *	2	142
Newell Brands, Inc.	9	111
NVR, Inc. *	—	17
PulteGroup, Inc.	—	12
Sony Group Corp. (Japan)	10	856
Whirlpool Corp.	—	5
		1,406
Household Products — 0.2%
Church & Dwight Co., Inc.	—	20
Clorox Co. (The)	—	17
Colgate-Palmolive Co.	1	58
Energizer Holdings, Inc.	3	101
Kimberly-Clark Corp.	—	41
Procter & Gamble Co. (The)	4	572
Reynolds Consumer Products, Inc.	5	127
		936
Independent Power and Renewable Electricity Producers — 0.5%
ACEN Corp. (Philippines) *	5	—
AES Corp. (The)	1	15
RWE AG (Germany)	58	2,520
		2,535
Industrial Conglomerates — 0.2%
3M Co.	1	53
General Electric Co.	1	97
Honeywell International, Inc.	1	280
Siemens AG (Registered) (Germany)	4	621
		1,051
Industrial REITs — 0.6%
EastGroup Properties, Inc.	2	271
Prologis, Inc.	24	3,043
		3,314
Insurance — 1.7%
Aflac, Inc.	1	34
AIA Group Ltd. (Hong Kong)	164	1,715
Allianz SE (Registered) (Germany)	7	1,679
Allstate Corp. (The)	—	27
American International Group, Inc.	1	35

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Aon plc, Class A	—	65
Arch Capital Group Ltd. *	—	24
Arthur J Gallagher & Co.	—	39
Assurant, Inc.	—	4
Brown & Brown, Inc.	—	12
Chubb Ltd.	1	253
Cincinnati Financial Corp.	—	16
CNA Financial Corp.	2	66
Everest Re Group Ltd.	—	13
Fairfax Financial Holdings Ltd. (Canada)	—	172
Globe Life, Inc.	—	9
Hartford Financial Services Group, Inc. (The)	2	139
Kinsale Capital Group, Inc.	1	168
Lincoln National Corp.	—	—
Loews Corp.	7	381
Marsh & McLennan Cos., Inc.	1	84
MetLife, Inc.	1	36
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	1	425
NN Group NV (Netherlands)	8	290
Principal Financial Group, Inc.	—	15
Progressive Corp. (The)	12	1,750
Prudential Financial, Inc.	—	28
RLI Corp.	1	165
Tokio Marine Holdings, Inc. (Japan)	23	450
Travelers Cos., Inc. (The)	2	259
Willis Towers Watson plc	—	23
WR Berkley Corp.	—	12
Zurich Insurance Group AG (Switzerland)	1	468
		8,856
Interactive Media & Services — 1.8%
Alphabet, Inc., Class A *	19	2,024
Alphabet, Inc., Class C *	20	2,086
IAC, Inc. *	3	130
Match Group, Inc. *	—	10
Meta Platforms, Inc., Class A *	19	3,999
Tencent Holdings Ltd. (China)	22	1,066
		9,315
IT Services — 0.3%
Accenture plc, Class A	1	168
Akamai Technologies, Inc. *	—	10
Capgemini SE (France)	3	591
Cognizant Technology Solutions Corp., Class A	1	29
DXC Technology Co. *	—	5
EPAM Systems, Inc. *	—	15
Gartner, Inc. *	—	24
Globant SA *	—	35

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
IT Services — continued
International Business Machines Corp.	2	232
MongoDB, Inc. *	1	304
VeriSign, Inc. *	—	19
		1,432
Leisure Products — 0.0% ^
Brunswick Corp.	3	201
Hasbro, Inc.	—	2
		203
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	—	38
Bio-Rad Laboratories, Inc., Class A *	—	10
Bio-Techne Corp.	—	2
Charles River Laboratories International, Inc. *	—	8
Danaher Corp.	1	157
Illumina, Inc. *	—	34
IQVIA Holdings, Inc. *	—	34
Mettler-Toledo International, Inc. *	—	233
PerkinElmer, Inc.	—	15
Syneos Health, Inc. *	3	98
Thermo Fisher Scientific, Inc.	1	626
Waters Corp. *	—	16
West Pharmaceutical Services, Inc.	1	237
		1,508
Machinery — 1.8%
ANDRITZ AG (Austria)	6	373
Atlas Copco AB, Class A (Sweden)	52	663
Caterpillar, Inc.	—	113
Cummins, Inc.	—	31
Deere & Co.	8	3,206
Douglas Dynamics, Inc.	3	88
Dover Corp.	2	270
Duerr AG (Germany)	3	120
FANUC Corp. (Japan)	20	704
Fortive Corp.	—	22
Hillman Solutions Corp. *	16	132
IDEX Corp.	1	133
Illinois Tool Works, Inc.	—	63
Ingersoll Rand, Inc.	6	330
ITT, Inc.	1	72
Lincoln Electric Holdings, Inc.	1	205
Middleby Corp. (The) *	1	108
Nordson Corp.	1	180
Otis Worldwide Corp.	—	34
PACCAR, Inc.	—	36
Parker-Hannifin Corp.	—	42
Pentair plc	—	8

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
RBC Bearings, Inc. *	1	168
Snap-on, Inc.	—	9
Stanley Black & Decker, Inc.	—	5
Timken Co. (The)	1	103
Toro Co. (The)	3	363
Volvo AB, Class B (Sweden)	92	1,891
Westinghouse Air Brake Technologies Corp.	—	17
Xylem, Inc.	—	17
		9,506
Media — 0.4%
Charter Communications, Inc., Class A *	3	977
Comcast Corp., Class A	4	149
DISH Network Corp., Class A *	—	2
Fox Corp., Class A	—	9
Fox Corp., Class B	—	4
Interpublic Group of Cos., Inc. (The)	—	14
Liberty Broadband Corp., Class C *	2	153
Liberty Media Corp.-Liberty SiriusXM, Class C *	5	133
News Corp., Class A	—	6
News Corp., Class B	—	2
Nexstar Media Group, Inc.	1	69
Omnicom Group, Inc.	—	18
Paramount Global, Class B	1	10
Trade Desk, Inc. (The), Class A *	5	319
		1,865
Metals & Mining — 0.6%
Anglo American plc (South Africa)	16	527
BHP Group Ltd. (Australia)	33	1,049
Freeport-McMoRan, Inc.	7	296
Magnitogorsk Iron & Steel Works PJSC (Russia) ‡ *	19	—
MMC Norilsk Nickel PJSC (Russia) ‡	—	1
MMC Norilsk Nickel PJSC, ADR (Russia) ‡ *	—	—
Newmont Corp.	1	36
Nucor Corp.	—	37
Rio Tinto plc (Australia)	15	993
Severstal PAO, GDR (Russia) ‡ *	2	1
Steel Dynamics, Inc.	—	18
		2,958
Multi-Utilities — 0.2%
Ameren Corp.	—	20
CenterPoint Energy, Inc.	1	18
CMS Energy Corp.	—	16
Consolidated Edison, Inc.	1	32
Dominion Energy, Inc.	1	43
DTE Energy Co.	—	19
Engie SA (France)	29	463

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Multi-Utilities — continued
NiSource, Inc.	1	11
Public Service Enterprise Group, Inc.	2	134
Sempra Energy	—	49
WEC Energy Group, Inc.	—	28
		833
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.	—	20
Boston Properties, Inc.	—	—
JBG SMITH Properties	4	56
		76
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	—	11
BP plc (United Kingdom)	398	2,515
Cheniere Energy, Inc.	2	303
Chesapeake Energy Corp.	1	41
Chevron Corp.	15	2,457
ConocoPhillips	22	2,176
Coterra Energy, Inc.	5	113
Devon Energy Corp.	1	31
Diamondback Energy, Inc.	—	21
DT Midstream, Inc.	2	105
EOG Resources, Inc.	6	633
EQT Corp.	—	11
Exxon Mobil Corp.	4	420
Gazprom PJSC (Russia) ‡	28	2
Hess Corp.	—	34
Kinder Morgan, Inc.	15	257
Marathon Oil Corp.	—	12
Marathon Petroleum Corp.	—	59
Neste OYJ (Finland)	6	296
Novatek PJSC (Russia) ‡	1	—
Occidental Petroleum Corp.	1	42
ONEOK, Inc.	—	26
Phillips 66	2	238
Pioneer Natural Resources Co.	3	658
Rosneft Oil Co. PJSC (Russia) ‡	5	—
Shell plc (Netherlands)	59	1,667
Targa Resources Corp.	—	15
TotalEnergies SE (France)	31	1,814
Valero Energy Corp.	—	50
Williams Cos., Inc. (The)	8	230
Woodside Energy Group Ltd. (Australia)	18	398
		14,635
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	2	101
American Airlines Group, Inc. *	1	9

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Passenger Airlines — continued
Delta Air Lines, Inc. *	1	21
Deutsche Lufthansa AG (Registered) (Germany) *	37	416
Ryanair Holdings plc, ADR (Ireland) *	3	328
Southwest Airlines Co.	1	18
United Airlines Holdings, Inc. *	—	14
		907
Personal Care Products — 0.2%
BellRing Brands, Inc. *	3	86
Estee Lauder Cos., Inc. (The), Class A	1	323
L'Oreal SA (France)	1	637
		1,046
Pharmaceuticals — 2.6%
AstraZeneca plc (United Kingdom)	18	2,513
Bristol-Myers Squibb Co.	51	3,560
Catalent, Inc. *	3	199
Elanco Animal Health, Inc. *	6	57
Eli Lilly & Co.	2	501
Johnson & Johnson	5	707
Merck & Co., Inc.	4	408
Novartis AG (Registered) (Switzerland)	8	738
Novo Nordisk A/S, Class B (Denmark)	23	3,608
Organon & Co.	—	5
Pfizer, Inc.	5	213
Roche Holding AG	3	799
Royalty Pharma plc, Class A	7	241
Viatris, Inc.	1	10
Zoetis, Inc.	—	72
		13,631
Professional Services — 0.5%
Automatic Data Processing, Inc.	1	85
Broadridge Financial Solutions, Inc.	1	155
CoStar Group, Inc. *	1	26
Equifax, Inc.	1	241
First Advantage Corp. *	9	129
Jacobs Solutions, Inc.	—	14
Leidos Holdings, Inc.	3	293
Paychex, Inc.	—	34
RELX plc (United Kingdom)	32	1,015
Robert Half International, Inc.	—	6
SS&C Technologies Holdings, Inc.	3	161
TransUnion	3	204
Verisk Analytics, Inc.	—	28
		2,391

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2	197
Cushman & Wakefield plc *	13	134
		331
Residential REITs — 0.2%
American Homes 4 Rent, Class A	5	159
AvalonBay Communities, Inc.	—	23
Camden Property Trust	—	5
Equity Residential	—	19
Essex Property Trust, Inc.	—	8
Invitation Homes, Inc.	1	17
Mid-America Apartment Communities, Inc.	2	362
Sun Communities, Inc.	4	492
UDR, Inc.	—	11
		1,096
Retail REITs — 0.1%
Brixmor Property Group, Inc.	7	150
Federal Realty Investment Trust	1	135
Kimco Realty Corp.	12	229
National Retail Properties, Inc.	3	137
Realty Income Corp.	1	37
Regency Centers Corp.	—	7
Simon Property Group, Inc.	—	34
		729
Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc. *	19	1,815
AIXTRON SE (Germany)	7	240
Allegro MicroSystems, Inc. (Japan) *	3	160
Analog Devices, Inc.	10	1,899
Applied Materials, Inc.	1	98
ASML Holding NV (Netherlands)	4	3,037
ASML Holding NV (Registered), NYRS (Netherlands)	—	126
Broadcom, Inc.	—	250
Enphase Energy, Inc. *	—	26
Entegris, Inc.	4	345
First Solar, Inc. *	—	20
Infineon Technologies AG (Germany)	10	419
Intel Corp.	4	126
KLA Corp.	—	54
Lam Research Corp.	1	339
Marvell Technology, Inc.	4	185
Microchip Technology, Inc.	1	43
Micron Technology, Inc.	1	61
Monolithic Power Systems, Inc.	—	19
NVIDIA Corp.	11	2,955
NXP Semiconductors NV (China)	21	3,839
ON Semiconductor Corp. *	—	33

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Power Integrations, Inc.	2	212
Qorvo, Inc. *	—	8
QUALCOMM, Inc.	4	526
Skyworks Solutions, Inc.	—	12
SolarEdge Technologies, Inc. *	1	339
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	41	3,762
Teradyne, Inc.	11	1,157
Texas Instruments, Inc.	2	401
Wolfspeed, Inc. *	2	109
		22,615
Software — 4.5%
Adobe, Inc. *	—	164
ANSYS, Inc. *	—	25
Autodesk, Inc. *	—	41
Black Knight, Inc. *	3	179
Cadence Design Systems, Inc. *	1	263
Ceridian HCM Holding, Inc. *	—	4
Clearwater Analytics Holdings, Inc., Class A *	8	135
Confluent, Inc., Class A *	9	216
Crowdstrike Holdings, Inc., Class A *	1	190
Envestnet, Inc. *	2	128
Fair Isaac Corp. *	—	16
Fortinet, Inc. *	1	40
Gen Digital, Inc.	1	9
Guidewire Software, Inc. *	2	148
HashiCorp, Inc., Class A *	4	132
HubSpot, Inc. *	1	280
Intuit, Inc.	7	2,975
Manhattan Associates, Inc. *	1	178
Microsoft Corp.	53	15,354
nCino, Inc. *	4	104
Oracle Corp.	9	810
Palo Alto Networks, Inc. *	3	533
Paycom Software, Inc. *	—	7
PTC, Inc. *	—	12
Q2 Holdings, Inc. *	3	74
Roper Technologies, Inc.	—	45
Salesforce, Inc. *	1	186
ServiceNow, Inc. *	1	483
Synopsys, Inc. *	1	253
Tyler Technologies, Inc. *	1	212
Workday, Inc., Class A *	1	246
Zoom Video Communications, Inc., Class A *	3	202
		23,644
Specialized REITs — 0.3%
American Tower Corp.	1	91

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialized REITs — continued
Crown Castle, Inc.	1	54
CubeSmart	4	189
Digital Realty Trust, Inc.	—	26
Equinix, Inc.	—	65
Extra Space Storage, Inc.	—	19
Iron Mountain, Inc.	—	14
Lamar Advertising Co., Class A	1	137
Outfront Media, Inc.	9	145
Public Storage	1	237
Rayonier, Inc.	5	152
SBA Communications Corp.	—	26
VICI Properties, Inc.	1	31
Weyerhaeuser Co.	9	275
		1,461
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	—	—
AutoZone, Inc. *	—	310
Bath & Body Works, Inc.	3	117
Best Buy Co., Inc.	1	101
Burlington Stores, Inc. *	2	420
CarMax, Inc. *	—	9
Dick's Sporting Goods, Inc.	1	136
Dunelm Group plc (United Kingdom)	11	151
Home Depot, Inc. (The)	2	416
Industria de Diseno Textil SA (Spain)	14	464
JD Sports Fashion plc (United Kingdom)	122	269
Lowe's Cos., Inc.	7	1,409
Murphy USA, Inc.	1	99
O'Reilly Automotive, Inc. *	—	51
Pets at Home Group plc (United Kingdom)	41	185
Ross Stores, Inc.	15	1,580
TJX Cos., Inc. (The)	5	413
Tractor Supply Co.	1	311
Ulta Beauty, Inc. *	—	27
		6,468
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	62	10,214
Hewlett Packard Enterprise Co.	1	19
HP, Inc.	1	23
NetApp, Inc.	—	13
Samsung Electronics Co. Ltd. (South Korea)	31	1,504
Seagate Technology Holdings plc	—	12
Western Digital Corp. *	—	11
		11,796
Textiles, Apparel & Luxury Goods — 1.4%
adidas AG (Germany)	3	545

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — continued
Carter's, Inc.	1	80
Cie Financiere Richemont SA (Registered) (Switzerland)	3	469
Columbia Sportswear Co.	1	56
HUGO BOSS AG (Germany)	1	45
LVMH Moet Hennessy Louis Vuitton SE (France)	5	4,763
NIKE, Inc., Class B	9	1,129
Ralph Lauren Corp.	1	150
Tapestry, Inc.	—	9
VF Corp.	—	—
		7,246
Tobacco — 0.1%
Altria Group, Inc.	2	74
Philip Morris International, Inc.	3	320
		394
Trading Companies & Distributors — 0.2%
Ashtead Group plc (United Kingdom)	5	300
Fastenal Co.	—	29
Ferguson plc	5	618
United Rentals, Inc.	—	26
WW Grainger, Inc.	—	28
		1,001
Water Utilities — 0.0% ^
American Water Works Co., Inc.	—	26
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. *	5	658
Total Common Stocks (Cost $226,893)		310,253
Investment Companies — 8.5%
Fixed Income — 6.5%
JPMorgan Core Bond Fund Class R6 Shares (d)	3,309	34,349
U.S. Equity — 2.0%
JPMorgan Large Cap Value Fund Class R6 Shares (d)	577	10,478
Total Investment Companies (Cost $50,326)		44,827
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 8.2%
U.S. Treasury Bonds
1.13%, 8/15/2040	8,000	5,288
1.75%, 8/15/2041	3,000	2,172
2.75%, 11/15/2042	1,000	848
1.25%, 5/15/2050	7,000	4,069
2.38%, 5/15/2051	2,000	1,536

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
0.38%, 10/31/2023	2,000	1,951
0.88%, 1/31/2024 (e)	7,670	7,427
4.25%, 9/30/2024	500	500
1.75%, 3/15/2025	2,500	2,391
0.25%, 8/31/2025	2,000	1,832
0.88%, 9/30/2026	3,000	2,717
3.13%, 8/31/2027	3,000	2,935
0.38%, 9/30/2027	3,000	2,594
4.13%, 10/31/2027	1,500	1,529
2.88%, 5/15/2028	500	482
3.88%, 11/30/2029	1,000	1,017
1.38%, 11/15/2031	2,000	1,688
1.88%, 2/15/2032	2,000	1,755
Total U.S. Treasury Obligations (Cost $44,724)		42,731
Corporate Bonds — 7.4%
Aerospace & Defense — 0.2%
Boeing Co. (The)
5.15%, 5/1/2030	300	302
5.71%, 5/1/2040	120	121
Leidos, Inc. 5.75%, 3/15/2033	77	79
Northrop Grumman Corp. 4.95%, 3/15/2053	130	129
Raytheon Technologies Corp. 4.13%, 11/16/2028	220	217
		848
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	23	18
Automobiles — 0.2%
General Motors Co. 6.13%, 10/1/2025	210	214
Hyundai Capital America 0.80%, 1/8/2024 (b)	380	366
Nissan Motor Co. Ltd. (Japan) 4.81%, 9/17/2030 (b)	300	272
		852
Banks — 2.0%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (f)	200	168
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (g)	200	193
Banco Santander SA (Spain) 2.75%, 12/3/2030	600	468
Bank of America Corp.
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	960	861
(ICE LIBOR USD 3 Month + 3.15%), 4.08%, 3/20/2051 (f)	90	74
Bank of New Zealand (New Zealand) 2.00%, 2/21/2025 (b)	500	475
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	200	197
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (f)	300	241
BNP Paribas SA (France) (SOFR + 1.56%), 3.13%, 1/20/2033 (b) (f)	300	250
BPCE SA (France) (SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	500	389
Citigroup, Inc. (SOFR + 3.91%), 4.41%, 3/31/2031 (f)	710	674

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (f)	250	222
Credit Agricole SA (France) (SOFR + 1.68%), 1.91%, 6/16/2026 (b) (f)	500	459
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (f)	200	175
Fifth Third Bancorp (SOFRINDX + 2.13%), 4.77%, 7/28/2030 (f)	240	222
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (f)	900	862
KeyCorp (SOFR + 1.25%), 3.88%, 5/23/2025 (f)	21	20
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	450	421
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	300	283
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	200	180
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b) (g)	400	396
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (f)	400	353
Nordea Bank Abp (Finland) 1.50%, 9/30/2026 (b)	300	263
PNC Financial Services Group, Inc. (The) (SOFR + 1.93%), 5.07%, 1/24/2034 (f)	26	26
Societe Generale SA (France) 2.63%, 1/22/2025 (b)	650	609
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (f)	500	471
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.04%, 7/16/2029	500	443
Toronto-Dominion Bank (The) (Canada) 3.77%, 6/6/2025	120	117
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	217	170
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (f)	320	302
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	140	137
Westpac Banking Corp. (Australia) (USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (f) (g)	300	284
		10,405
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	260	237
Constellation Brands, Inc. 2.88%, 5/1/2030	170	149
		386
Biotechnology — 0.1%
AbbVie, Inc.
3.20%, 11/21/2029	260	241
4.05%, 11/21/2039	150	134
Amgen, Inc.
3.15%, 2/21/2040	50	39
4.20%, 2/22/2052	68	58
4.88%, 3/1/2053	21	20
5.65%, 3/2/2053	118	123
		615
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	170	151
eBay, Inc. 2.60%, 5/10/2031	140	119
		270

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — 0.7%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	140	137
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	170	164
Credit Suisse Group AG (Switzerland)
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (f)	650	579
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	252	202
Deutsche Bank AG (Germany)
(SOFR + 1.32%), 2.55%, 1/7/2028 (f)	350	297
(SOFR + 1.72%), 3.04%, 5/28/2032 (f)	150	115
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (f)	500	474
(SOFR + 1.51%), 3.21%, 4/22/2042 (f)	240	181
Macquarie Group Ltd. (Australia) (SOFR + 1.44%), 2.69%, 6/23/2032 (b) (f)	240	192
Morgan Stanley
4.00%, 7/23/2025	530	519
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	110	111
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	60	46
Nomura Holdings, Inc. (Japan) 2.33%, 1/22/2027	250	221
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (f)	32	33
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (f)	200	171
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	250	200
		3,642
Chemicals — 0.1%
Albemarle Corp. 5.05%, 6/1/2032	100	98
International Flavors & Fragrances, Inc. 2.30%, 11/1/2030 (b)	240	193
RPM International, Inc. 2.95%, 1/15/2032	14	11
		302
Commercial Services & Supplies — 0.0% ^
Republic Services, Inc. 5.00%, 4/1/2034	53	54
Construction & Engineering — 0.0% ^
Quanta Services, Inc.
2.90%, 10/1/2030	50	43
2.35%, 1/15/2032	53	42
		85
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. Series CB, 2.50%, 3/15/2030	170	144
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	450	403
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (b)	350	346
2.13%, 2/21/2026 (b)	750	667
4.25%, 4/15/2026 (b)	400	376

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (f)	56	54
3.80%, 1/31/2028	170	156
		2,002
Consumer Staples Distribution & Retail — 0.0% ^
Alimentation Couche-Tard, Inc. (Canada) 3.80%, 1/25/2050 (b)	140	103
Containers & Packaging — 0.0% ^
WRKCo, Inc. 3.90%, 6/1/2028	170	162
Diversified REITs — 0.1%
Safehold Operating Partnership LP 2.85%, 1/15/2032	100	78
WP Carey, Inc. 2.25%, 4/1/2033	260	198
		276
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
1.65%, 2/1/2028	430	378
3.65%, 9/15/2059	80	57
Verizon Communications, Inc. 3.15%, 3/22/2030	170	155
		590
Electric Utilities — 0.5%
AEP Transmission Co. LLC 5.40%, 3/15/2053	37	39
Appalachian Power Co. Series AA, 2.70%, 4/1/2031	150	127
Duke Energy Corp. 3.75%, 9/1/2046	260	202
Duke Energy Indiana LLC 5.40%, 4/1/2053	10	10
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	146	118
Entergy Louisiana LLC 2.35%, 6/15/2032	260	214
Eversource Energy 2.90%, 3/1/2027	120	112
Exelon Corp. 4.05%, 4/15/2030	260	248
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	190	176
ITC Holdings Corp. 4.95%, 9/22/2027 (b)	42	42
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)	174	146
NextEra Energy Capital Holdings, Inc. 5.25%, 2/28/2053	115	113
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	170	145
OGE Energy Corp. 0.70%, 5/26/2023	13	13
Pacific Gas and Electric Co.
2.95%, 3/1/2026	150	140
4.95%, 7/1/2050	170	140
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	154	163
Southern California Edison Co. Series C, 4.13%, 3/1/2048	260	215
Southern Co. (The) Series A, 3.70%, 4/30/2030	220	206
Virginia Electric and Power Co. 4.45%, 2/15/2044	50	44
Xcel Energy, Inc. 3.40%, 6/1/2030	170	155
		2,768
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	36	35

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — 0.1%
Corebridge Financial, Inc. 4.40%, 4/5/2052 (b)	123	96
Global Payments, Inc. 2.90%, 5/15/2030	170	144
Nationwide Building Society (United Kingdom) (SOFR + 1.29%), 2.97%, 2/16/2028 (b) (f)	241	217
		457
Food Products — 0.1%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	170	157
3.75%, 9/25/2027	170	163
Cargill, Inc. 4.38%, 4/22/2052 (b)	50	46
Conagra Brands, Inc. 5.40%, 11/1/2048	30	30
General Mills, Inc. 4.95%, 3/29/2033	47	48
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	170	136
		580
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC 3.30%, 9/15/2051	260	198
Kansas City Southern 4.70%, 5/1/2048	150	137
Norfolk Southern Corp. 2.55%, 11/1/2029	100	88
Penske Truck Leasing Co. LP 4.40%, 7/1/2027 (b)	150	144
Ryder System, Inc. 4.30%, 6/15/2027	120	117
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (b)	38	36
3.25%, 3/15/2032	223	174
		894
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.90%, 11/30/2046	220	226
Boston Scientific Corp. 2.65%, 6/1/2030	170	150
		376
Health Care Providers & Services — 0.1%
CVS Health Corp. 2.70%, 8/21/2040	310	222
HCA, Inc. 5.25%, 6/15/2026	260	260
Humana, Inc. 3.95%, 3/15/2027	50	48
Quest Diagnostics, Inc. 2.95%, 6/30/2030	170	152
Universal Health Services, Inc. 2.65%, 10/15/2030	23	19
		701
Health Care REITs — 0.1%
Healthcare Realty Holdings LP 2.00%, 3/15/2031	170	133
Healthpeak OP LLC 2.13%, 12/1/2028	23	20
Physicians Realty LP 2.63%, 11/1/2031	44	35
Sabra Health Care LP 3.20%, 12/1/2031	148	108
Ventas Realty LP 3.25%, 10/15/2026	120	112
Welltower OP LLC 2.75%, 1/15/2032	170	139
		547
Hotels, Restaurants & Leisure — 0.0% ^
Expedia Group, Inc. 3.25%, 2/15/2030	140	121

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	150	90
Industrial REITs — 0.0% ^
Prologis LP 4.75%, 6/15/2033	150	149
Insurance — 0.2%
Athene Global Funding
2.75%, 6/25/2024 (b)	170	164
2.72%, 1/7/2029 (b)	150	128
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	170	162
CNO Global Funding 2.65%, 1/6/2029 (b)	260	226
F&G Global Funding 2.30%, 4/11/2027 (b)	150	133
Manulife Financial Corp. (Canada) (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032 (f)	170	162
Marsh & McLennan Cos., Inc. 2.25%, 11/15/2030	170	143
		1,118
Leisure Products — 0.0% ^
Mattel, Inc. 3.38%, 4/1/2026 (b)	18	17
Media — 0.2%
Charter Communications Operating LLC
3.75%, 2/15/2028	81	75
4.80%, 3/1/2050	240	183
Comcast Corp.
2.65%, 2/1/2030	170	151
2.94%, 11/1/2056	237	158
Cox Communications, Inc. 1.80%, 10/1/2030 (b)	170	135
Discovery Communications LLC
3.63%, 5/15/2030	100	89
5.20%, 9/20/2047	50	41
		832
Metals & Mining — 0.0% ^
Glencore Funding LLC (Australia) 2.63%, 9/23/2031 (b)	120	99
Steel Dynamics, Inc. 3.25%, 1/15/2031	170	151
		250
Multi-Utilities — 0.1%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	198	179
Consumers Energy Co. 4.63%, 5/15/2033	200	200
NiSource, Inc. 5.25%, 3/30/2028	26	27
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	43	31
Puget Energy, Inc. 2.38%, 6/15/2028	15	13
San Diego Gas & Electric Co. 2.95%, 8/15/2051	240	167
		617
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.95%, 3/15/2034	137	110
5.15%, 4/15/2053	56	51

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — continued
Corporate Office Properties LP 2.00%, 1/15/2029	136	106
Kilroy Realty LP 2.65%, 11/15/2033	70	43
		310
Oil, Gas & Consumable Fuels — 0.4%
BP Capital Markets America, Inc.
3.06%, 6/17/2041	290	224
3.38%, 2/8/2061	30	22
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	87	91
Energy Transfer LP
4.40%, 3/15/2027	120	117
4.15%, 9/15/2029	260	243
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (b)	77	58
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	370	343
Hess Corp. 6.00%, 1/15/2040	35	35
Kinder Morgan, Inc. 5.20%, 6/1/2033	81	80
MPLX LP
2.65%, 8/15/2030	80	68
5.65%, 3/1/2053	33	32
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	33	28
Pioneer Natural Resources Co. 1.13%, 1/15/2026	170	154
Plains All American Pipeline LP 3.55%, 12/15/2029	170	152
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	170	164
Targa Resources Partners LP 4.00%, 1/15/2032	18	16
Williams Cos., Inc. (The) 2.60%, 3/15/2031	25	21
		1,848
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063 (b)	12	12
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 3.70%, 3/15/2052	182	152
Mylan, Inc. 5.40%, 11/29/2043	50	42
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	260	247
Zoetis, Inc. 2.00%, 5/15/2030	170	143
		584
Residential REITs — 0.0% ^
Mid-America Apartments LP 4.20%, 6/15/2028	120	116
UDR, Inc. 3.20%, 1/15/2030	170	152
		268
Retail REITs — 0.1%
Brixmor Operating Partnership LP 4.13%, 5/15/2029	150	137
Realty Income Corp. 3.25%, 1/15/2031	170	150
Regency Centers LP 3.60%, 2/1/2027	170	163
		450
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 3.50%, 12/5/2026	140	136

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc. 3.19%, 11/15/2036 (b)	390	296
Intel Corp.
5.63%, 2/10/2043	51	52
5.70%, 2/10/2053	58	59
NXP BV (China) 2.50%, 5/11/2031	140	115
QUALCOMM, Inc. 4.50%, 5/20/2052	77	72
TSMC Global Ltd. (Taiwan) 4.38%, 7/22/2027 (b)	300	299
Xilinx, Inc. 2.38%, 6/1/2030	40	35
		1,064
Software — 0.1%
Oracle Corp.
3.25%, 11/15/2027	170	160
4.90%, 2/6/2033	71	70
3.60%, 4/1/2040	150	116
5.55%, 2/6/2053	80	76
Roper Technologies, Inc. 3.80%, 12/15/2026	220	213
Workday, Inc. 3.50%, 4/1/2027	70	67
		702
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	162	144
2.90%, 1/15/2030	170	148
Crown Castle, Inc. 4.45%, 2/15/2026	220	217
Equinix, Inc. 2.00%, 5/15/2028	133	114
Extra Space Storage LP 2.35%, 3/15/2032	90	70
Life Storage LP 2.20%, 10/15/2030	150	123
		816
Specialty Retail — 0.1%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	300	255
AutoZone, Inc. 1.65%, 1/15/2031	170	136
Lowe's Cos., Inc. 3.75%, 4/1/2032	140	129
O'Reilly Automotive, Inc. 1.75%, 3/15/2031	170	137
		657
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 2.38%, 2/8/2041	140	105
Dell International LLC
6.02%, 6/15/2026	260	267
5.25%, 2/1/2028	32	32
		404
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom) 3.73%, 9/25/2040	270	193
Trading Companies & Distributors — 0.2%
Air Lease Corp.
2.88%, 1/15/2026	450	419

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
3.63%, 4/1/2027	100	93
Aviation Capital Group LLC 3.88%, 5/1/2023 (b)	310	309
		821
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	100	82
T-Mobile USA, Inc.
3.88%, 4/15/2030	290	272
5.05%, 7/15/2033	100	101
Vodafone Group plc (United Kingdom) 5.63%, 2/10/2053	70	69
		524
Total Corporate Bonds (Cost $44,132)		38,959
Mortgage-Backed Securities — 7.1%
FHLMC Gold Pools, Other Pool # WN1157, 1.80%, 11/1/2028	1,000	879
FHLMC UMBS, 10 Year Pool # RA5276, 2.50%, 5/1/2051	670	578
FHLMC UMBS, 30 Year
Pool # QB1397, 2.50%, 7/1/2050	1,687	1,459
Pool # QC3244, 3.00%, 6/1/2051	319	287
Pool # QC7410, 2.50%, 9/1/2051	489	425
Pool # RA5906, 2.50%, 9/1/2051	465	404
Pool # RA6702, 3.00%, 2/1/2052	532	480
Pool # RA7937, 5.00%, 9/1/2052	582	582
Pool # QF7986, 5.00%, 1/1/2053	1,692	1,690
FNMA UMBS, 30 Year
Pool # CA6079, 2.50%, 6/1/2050	1,653	1,426
Pool # BP6439, 2.50%, 7/1/2050	1,676	1,447
Pool # BQ2143, 2.50%, 9/1/2050	1,686	1,455
Pool # CB1878, 3.00%, 10/1/2051	356	320
Pool # CB2094, 3.00%, 11/1/2051	1,373	1,234
Pool # BU1805, 2.50%, 12/1/2051	538	465
Pool # CB2637, 2.50%, 1/1/2052	396	342
Pool # CB2670, 3.00%, 1/1/2052	365	328
Pool # FS0882, 2.50%, 3/1/2052	747	650
Pool # CB3629, 4.00%, 5/1/2052	673	644
FNMA, Other
Pool # BL0907, 3.88%, 12/1/2028	600	591
Pool # BS8252, IO, 4.36%, 4/1/2030 (h)	486	488
Pool # BS3634, 1.77%, 11/1/2031	600	494
Pool # BS4525, 1.94%, 1/1/2032	600	498
Pool # BS4030, 1.96%, 1/1/2032	1,000	842
Pool # BS4563, 2.01%, 1/1/2032	600	505
Pool # BM7037, 1.75%, 3/1/2032 (i)	850	698
Pool # BS5117, 2.58%, 3/1/2032	399	348
Pool # BS5193, 2.62%, 4/1/2032	400	352
Pool # BS2933, 1.82%, 9/1/2033	500	399
Pool # BS4793, 2.44%, 2/1/2034	588	501

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS7097, 4.67%, 11/1/2034	1,100	1,126
Pool # BF0669, 4.00%, 6/1/2052	697	680
Pool # BM6734, 4.00%, 8/1/2059	2,038	1,974
Pool # BM7075, 3.00%, 3/1/2061	660	583
Pool # BF0546, 2.50%, 7/1/2061	765	640
Pool # BF0617, 2.50%, 3/1/2062	368	308
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 5.50%, 4/25/2053 (h)	4,245	4,288
GNMA II, 30 Year
Pool # MA7649, 2.50%, 10/20/2051	6,203	5,461
Pool # MA8200, 4.00%, 8/20/2052	1,021	983
Park Place , 4.10%, 1/1/2029 ‡ (h)	500	495
Total Mortgage-Backed Securities (Cost $38,813)		37,349
Asset-Backed Securities — 2.6%
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	286	251
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (b)	17	17
Series 2022-2, Class A, 2.66%, 2/13/2026 (b)	45	45
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	200	199
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class B, 0.69%, 1/19/2027	76	72
Series 2022-2, Class A3, 4.38%, 4/18/2028	85	84
AMSR Trust Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	100	91
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	165	158
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	26	26
CarMax Auto Owner Trust Series 2022-2, Class A3, 3.49%, 2/16/2027	212	207
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	164	155
Series 2022-P3, Class A3, 4.61%, 11/10/2027	49	48
Series 2021-P4, Class A4, 1.64%, 12/10/2027	400	358
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	27	26
CoreVest American Finance Trust Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (i)	294	290
CPS Auto Receivables Trust
Series 2022-B, Class A, 2.88%, 6/15/2026 (b)	116	114
Series 2023-A, Class C, 5.54%, 4/16/2029 (b)	112	111
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	450	445
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (b)	95	95
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	273	269
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	300	305
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	49	48
DT Auto Owner Trust
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	133	131
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	142	140
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	133	126
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	114	103
Series 2023-1A, Class C, 5.55%, 10/16/2028 (b)	307	305

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Exeter Automobile Receivables Trust
Series 2021-2A, Class B, 0.57%, 9/15/2025	8	8
Series 2021-3A, Class B, 0.69%, 1/15/2026	95	94
Series 2022-3A, Class A3, 4.21%, 1/15/2026	420	418
Series 2021-4A, Class B, 1.05%, 5/15/2026	129	127
Series 2022-5A, Class B, 5.97%, 3/15/2027	268	269
Series 2022-2A, Class D, 4.56%, 7/17/2028	175	167
Series 2022-4A, Class C, 4.92%, 12/15/2028	215	212
Series 2023-1A, Class D, 6.69%, 6/15/2029	35	35
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	197	179
Series 2022-SFR1, Class A, 4.15%, 5/17/2039 (b)	114	109
Flagship Credit Auto Trust
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	89	86
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	203	198
Series 2022-2, Class A3, 4.03%, 12/15/2026 (b)	550	539
Series 2023-1, Class A2, 5.38%, 12/15/2026 (b)	33	33
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	93	90
Series 2023-1, Class C, 5.43%, 5/15/2029 (b)	350	348
Ford Credit Auto Owner Trust Series 2023-A, Class A3, 4.65%, 2/15/2028	82	82
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	65	64
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	23	23
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	114	108
GM Financial Automobile Leasing Trust
Series 2021-3, Class A3, 0.39%, 10/21/2024	168	164
Series 2022-2, Class A3, 3.42%, 6/20/2025	216	212
Series 2023-1, Class A3, 5.16%, 4/20/2026	71	71
GM Financial Consumer Automobile Receivables Trust Series 2020-1, Class A3, 1.84%, 9/16/2024	51	51
Hertz Vehicle Financing III LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (b)	118	110
Hilton Grand Vacations Trust Series 2022-1D, Class A, 3.61%, 6/20/2034 (b)	105	100
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	67	68
Kubota Credit Owner Trust Series 2023-1A, Class A3, 5.02%, 6/15/2027 (b)	155	155
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (b)	100	98
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A3, 4.51%, 11/15/2027	95	95
MVW LLC Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	133	119
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	107	107
OneMain Direct Auto Receivables Trust Series 2023-1A, Class A, 5.41%, 11/14/2029 (b)	244	246
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (j)	156	147
Progress Residential Trust
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	156	132
Series 2022-SFR3, Class A, 3.20%, 4/17/2039 (b)	304	281
Series 2023-SFR1, Class A, 4.30%, 3/17/2040 (b)	183	176
Santander Drive Auto Receivables Trust
Series 2021-3, Class B, 0.60%, 12/15/2025	56	56
Series 2021-2, Class C, 0.90%, 6/15/2026	93	91
Series 2022-3, Class A3, 3.40%, 12/15/2026	183	180
Series 2022-4, Class A3, 4.14%, 2/16/2027	294	290

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-5, Class B, 4.43%, 3/15/2027	128	126
Series 2023-1, Class B, 4.98%, 2/15/2028	75	75
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	89	85
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	395	407
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	113	111
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	82	75
Structured Asset Securities Corp. Trust Series 2005-SC1, Class 1A1, 5.12%, 5/25/2031 (b) (i)	—	—
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	102	97
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	45	44
Toyota Lease Owner Trust Series 2021-A, Class A3, 0.39%, 4/22/2024 (b)	237	235
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	355	316
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	163	161
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	171	163
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (b)	200	196
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	458	457
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	125	116
Series 2023-1A, Class A3, 5.21%, 1/18/2028 (b)	75	75
World Omni Auto Receivables Trust
Series 2021-C, Class A3, 0.44%, 8/17/2026	82	79
Series 2022-B, Class A3, 3.25%, 7/15/2027	350	340
Series 2023-A, Class A3, 4.83%, 5/15/2028	97	97
World Omni Automobile Lease Securitization Trust Series 2021-A, Class A3, 0.42%, 8/15/2024	137	134
Total Asset-Backed Securities (Cost $14,117)		13,746
	SHARES (000)
Exchange-Traded Funds — 2.3%
International Equity — 2.3%
JPMorgan BetaBuilders Japan ETF (d)	245	11,854
U.S. Equity — 0.0% ^
SPDR S&P 500 ETF Trust	—	45
Total Exchange-Traded Funds (Cost $13,670)		11,899
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 0.6%
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K-150, Class A2, 3.71%, 9/25/2032 (i)	879	844
Series K-1515, Class A2, 1.94%, 2/25/2035	800	618
Series K145, Class AM, 2.58%, 6/25/2055	880	765
FNMA ACES Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (i)	500	408
FREMF Mortgage Trust Series 2017-KF40, Class B, 7.37%, 11/25/2027 (b) (i)	236	229
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 ‡ (b)	294	223

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	235	187
Total Commercial Mortgage-Backed Securities (Cost $3,553)		3,274
Collateralized Mortgage Obligations — 0.6%
Banc of America Alternative Loan Trust Series 2006-5, Class 3A1, 6.00%, 6/25/2046	—	—
CHL Mortgage Pass-Through Trust Series 2006-21, Class A14, 6.00%, 2/25/2037	—	—
FHLMC, REMIC
Series 3077, Class TO, PO, 4/15/2035	—	—
Series 3989, Class JW, 3.50%, 1/15/2042	657	622
Series 5190, Class EC, 2.00%, 12/25/2051	725	638
FNMA, REMIC
Series 2009-86, Class OT, PO, 10/25/2037	—	—
Series 2015-34, Class AZ, 2.25%, 6/25/2045	835	680
GSR Mortgage Loan Trust Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	2	2
MASTR Alternative Loan Trust Series 2005-6, Class 1A2, 5.50%, 12/25/2035	—	—
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	1	1
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (j)	97	90
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	321	304
Series 2017-4, Class MT, 3.50%, 6/25/2057	381	356
Series 2022-1, Class MTU, 3.25%, 11/25/2061	366	330
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (b) (j)	120	107
Total Collateralized Mortgage Obligations (Cost $3,245)		3,130
Foreign Government Securities — 0.1%
Republic of Colombia 3.25%, 4/22/2032	250	186
United Mexican States
4.13%, 1/21/2026	200	197
3.77%, 5/24/2061	400	270
Total Foreign Government Securities (Cost $844)		653
Loan Assignments — 0.0% (f) (k) ^
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026	80	69
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50%), 14.36%, 12/30/2026	45	32
Total Loan Assignments (Cost $99)		101
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	1	41

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $—)	—	—
	SHARES (000)
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (d) (l) (Cost $21,999)	21,995	22,001
Total Investments — 100.7% (Cost $462,415)		528,964
Liabilities in Excess of Other Assets — (0.7)%		(3,428)
NET ASSETS — 100.0%		525,536

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVR	Contingent Value Rights
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
NYRS	New York Registry Shares
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced; Security is subject to delayed delivery.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(g)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $873 or 0.17% of the Fund’s net assets as of March 31, 2023.

(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	The rate shown is the current yield as of March 31, 2023.

PORTFOLIO COMPOSITION BY COUNTRY AS OF March 31, 2023	PERCENT OF TOTAL INVESTMENTS
United States	75.5%
France	3.7
United Kingdom	2.4
Japan	2.1
Germany	1.8
Netherlands	1.2
Canada	1.0
China	1.0
Others (each less than 1.0%)	7.1
Short-Term Investments	4.2
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	10	06/16/2023	EUR	463	21
Foreign Exchange JPY / USD	57	06/16/2023	USD	5,428	112
FTSE 100 Index	57	06/16/2023	GBP	5,371	(49)
MSCI EAFE E-Mini Index	176	06/16/2023	USD	18,447	489
S&P 500 E-Mini Index	89	06/16/2023	USD	18,404	510
XAK Technology Equity Index	35	06/16/2023	USD	5,371	239
XAV Health Care Index	20	06/16/2023	USD	2,637	85
U.S. Treasury 10 Year Note	742	06/21/2023	USD	85,376	2,812
					4,219
Short Contracts
TOPIX Index	(80)	06/08/2023	JPY	(12,153)	(45)
S&P / TSX 60 Index	(30)	06/15/2023	CAD	(5,365)	5
EURO STOXX 50 Index	(305)	06/16/2023	EUR	(14,121)	(96)
MSCI Emerging Markets E-Mini Index	(279)	06/16/2023	USD	(13,889)	(729)
Russell 1000 Growth E-Mini Index	(71)	06/16/2023	USD	(8,815)	(665)
Russell 1000 Value E-Mini Index	(103)	06/16/2023	USD	(7,787)	(117)
Russell 2000 E-Mini Index	(132)	06/16/2023	USD	(11,966)	119
S&P Midcap 400 E-Mini Index	(36)	06/16/2023	USD	(9,108)	53
XAI E-Mini Industrial Equity Index	(26)	06/16/2023	USD	(2,671)	(5)
XAY Consumer Discretionary Index	(36)	06/16/2023	USD	(5,483)	(253)
					(1,733)
					2,486

Abbreviations
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
USD	United States Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of March 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
DKK	45	USD	7	Citibank, NA	5/1/2023	— (a)
DKK	253	USD	36	State Street Corp.	5/1/2023	1
JPY	22,780	USD	168	Merrill Lynch International	5/1/2023	4
JPY	15,803	USD	119	Royal Bank of Canada	5/1/2023	1
JPY	24,142	USD	179	Standard Chartered Bank	5/1/2023	4
USD	554	DKK	3,764	BNP Paribas	5/1/2023	5
USD	96	JPY	12,695	Morgan Stanley	5/1/2023	— (a)
AUD	10,912	NZD	11,667	Goldman Sachs International	5/2/2023	6
AUD	1,331	USD	882	Goldman Sachs International	5/2/2023	8
BRL	25,313	USD	4,808	Goldman Sachs International**	5/2/2023	164
CAD	1,401	EUR	940	BNP Paribas	5/2/2023	16
CAD	1,643	USD	1,192	Goldman Sachs International	5/2/2023	24
CHF	889	EUR	893	BNP Paribas	5/2/2023	4
CHF	1,728	GBP	1,532	BNP Paribas	5/2/2023	3
CHF	2,762	USD	3,021	Merrill Lynch International	5/2/2023	7
CLP	1,583,337	USD	1,896	Citibank, NA**	5/2/2023	89
CLP	673,519	USD	838	Goldman Sachs International**	5/2/2023	7
COP	9,230,700	USD	1,925	BNP Paribas**	5/2/2023	45
CZK	43,047	EUR	1,812	BNP Paribas	5/2/2023	18
CZK	21,840	USD	981	BNP Paribas	5/2/2023	27
EUR	892	CHF	882	Goldman Sachs International	5/2/2023	2
EUR	1,851	JPY	261,486	Goldman Sachs International	5/2/2023	32
EUR	174	USD	186	Barclays Bank plc	5/2/2023	3
EUR	9,229	USD	9,918	Citibank, NA	5/2/2023	107
EUR	439	USD	469	HSBC Bank, NA	5/2/2023	8
EUR	1,820	USD	1,929	Merrill Lynch International	5/2/2023	49
EUR	143	USD	153	Morgan Stanley	5/2/2023	3
EUR	529	USD	567	Royal Bank of Canada	5/2/2023	9
EUR	1,049	USD	1,116	Standard Chartered Bank	5/2/2023	24
EUR	14	USD	16	State Street Corp.	5/2/2023	— (a)
GBP	812	SEK	10,274	BNP Paribas	5/2/2023	10
GBP	127	USD	153	Barclays Bank plc	5/2/2023	4
GBP	235	USD	284	BNP Paribas	5/2/2023	6
GBP	268	USD	328	Merrill Lynch International	5/2/2023	3
GBP	24	USD	29	Morgan Stanley	5/2/2023	— (a)
GBP	560	USD	677	Royal Bank of Canada	5/2/2023	14
GBP	110	USD	136	State Street Corp.	5/2/2023	— (a)
GBP	1,623	USD	1,974	TD Bank Financial Group	5/2/2023	29
HUF	700,564	USD	1,887	BNP Paribas	5/2/2023	95
IDR	12,069,906	USD	784	BNP Paribas**	5/2/2023	22
IDR	17,674,376	USD	1,145	Goldman Sachs International**	5/2/2023	36
INR	159,967	USD	1,930	Citibank, NA**	5/2/2023	14
INR	82,541	USD	1,001	Goldman Sachs International**	5/2/2023	2
INR	476,101	USD	5,752	Merrill Lynch International**	5/2/2023	33
JPY	384,791	USD	2,911	BNP Paribas	5/2/2023	1
JPY	522,057	USD	3,923	State Street Corp.	5/2/2023	27
KRW	7,638,234	USD	5,854	Barclays Bank plc**	5/2/2023	2
MXN	71,777	USD	3,772	Goldman Sachs International	5/2/2023	190
PHP	104,950	USD	1,914	Goldman Sachs International**	5/2/2023	20
PLN	8,426	USD	1,922	BNP Paribas	5/2/2023	26
SEK	60,052	CHF	5,226	Morgan Stanley	5/2/2023	66
SEK	9,970	USD	960	BNP Paribas	5/2/2023	2
SEK	20,329	USD	1,929	Citibank, NA	5/2/2023	33
SEK	10,703	USD	1,003	Goldman Sachs International	5/2/2023	29
SEK	944	USD	91	HSBC Bank, NA	5/2/2023	1
SEK	1,124	USD	108	Morgan Stanley	5/2/2023	— (a)
SEK	2,314	USD	220	Royal Bank of Canada	5/2/2023	2
SEK	258	USD	24	Standard Chartered Bank	5/2/2023	— (a)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
SEK	883	USD	84	State Street Corp.	5/2/2023	1
THB	129,037	USD	3,739	BNP Paribas	5/2/2023	46
TRY	15,259	USD	762	Barclays Bank plc	5/2/2023	7
USD	309	AUD	460	BNP Paribas	5/2/2023	2
USD	671	AUD	999	Goldman Sachs International	5/2/2023	2
USD	664	EUR	609	HSBC Bank, NA	5/2/2023	3
USD	3,432	EUR	3,137	Merrill Lynch International	5/2/2023	24
USD	106	GBP	86	Morgan Stanley	5/2/2023	1
USD	230	HKD	1,799	HSBC Bank, NA	5/2/2023	— (a)
USD	49	HKD	381	Standard Chartered Bank	5/2/2023	— (a)
USD	4,553	JPY	588,550	BNP Paribas	5/2/2023	101
USD	1,019	KRW	1,328,878	Merrill Lynch International**	5/2/2023	— (a)
USD	967	NZD	1,542	BNP Paribas	5/2/2023	3
USD	1,755	SEK	17,847	Merrill Lynch International	5/2/2023	32
USD	1,932	THB	65,554	Goldman Sachs International	5/2/2023	9
USD	785	TRY	15,259	HSBC Bank, NA	5/2/2023	15
USD	3,937	TWD	119,620	BNP Paribas**	5/2/2023	11
ZAR	17,866	USD	972	Barclays Bank plc	5/2/2023	29
CNY	13,381	USD	1,951	BNP Paribas**	5/4/2023	1
USD	1,949	CNY	13,355	State Street Corp.**	5/4/2023	— (a)
Total unrealized appreciation						1,624
AUD	3,425	USD	2,440	Merrill Lynch International	5/1/2023	(148)
CAD	4,918	USD	3,682	HSBC Bank, NA	5/1/2023	(42)
DKK	1,276	USD	188	Citibank, NA	5/1/2023	(2)
DKK	261	USD	38	HSBC Bank, NA	5/1/2023	— (a)
JPY	22,960	USD	178	Morgan Stanley	5/1/2023	(5)
JPY	306,716	USD	2,389	State Street Corp.	5/1/2023	(69)
USD	1,317	CAD	1,796	Royal Bank of Canada	5/1/2023	(13)
USD	655	JPY	87,570	Royal Bank of Canada	5/1/2023	(8)
USD	52	JPY	7,031	Standard Chartered Bank	5/1/2023	(1)
USD	42	JPY	5,613	State Street Corp.	5/1/2023	(1)
AUD	10,912	CHF	6,678	Goldman Sachs International	5/2/2023	(19)
AUD	8,727	GBP	4,760	Citibank, NA	5/2/2023	(36)
CAD	1,147	GBP	690	Goldman Sachs International	5/2/2023	(3)
CAD	11,906	NZD	14,157	Citibank, NA	5/2/2023	(39)
CHF	5,260	SEK	60,498	Goldman Sachs International	5/2/2023	(71)
EUR	892	CAD	1,314	BNP Paribas	5/2/2023	(4)
EUR	5,370	USD	5,863	Goldman Sachs International	5/2/2023	(30)
EUR	585	USD	641	HSBC Bank, NA	5/2/2023	(6)
EUR	228	USD	249	Royal Bank of Canada	5/2/2023	(1)
EUR	410	USD	446	Standard Chartered Bank	5/2/2023	(1)
EUR	75	USD	82	State Street Corp.	5/2/2023	— (a)
GBP	4,692	AUD	8,660	Citibank, NA	5/2/2023	(3)
GBP	194	USD	240	Citibank, NA	5/2/2023	(1)
GBP	213	USD	264	Morgan Stanley	5/2/2023	(1)
GBP	16	USD	20	Standard Chartered Bank	5/2/2023	— (a)
GBP	510	USD	632	State Street Corp.	5/2/2023	(2)
HKD	161	USD	21	Goldman Sachs International	5/2/2023	— (a)
HKD	3,853	USD	494	Royal Bank of Canada	5/2/2023	(2)
INR	160,670	USD	1,952	Citibank, NA**	5/2/2023	— (a)
JPY	291,213	CAD	2,983	BNP Paribas	5/2/2023	(5)
JPY	1,501,364	USD	11,545	Citibank, NA	5/2/2023	(187)
JPY	593,484	USD	4,535	Goldman Sachs International	5/2/2023	(45)
KRW	2,483,460	USD	1,917	Citibank, NA**	5/2/2023	(12)
MXN	14,714	USD	814	BNP Paribas	5/2/2023	(2)
NOK	1,513	USD	153	Citibank, NA	5/2/2023	(9)
PLN	4,045	USD	938	BNP Paribas	5/2/2023	(3)
SGD	564	USD	430	BNP Paribas	5/2/2023	(5)
THB	33,669	USD	989	BNP Paribas	5/2/2023	(1)

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
THB	35,319	USD	1,036	Goldman Sachs International	5/2/2023	— (a)
USD	2,845	AUD	4,265	Barclays Bank plc	5/2/2023	(9)
USD	790	CAD	1,069	BNP Paribas	5/2/2023	(2)
USD	133	CAD	183	Royal Bank of Canada	5/2/2023	(2)
USD	1	CHF	1	Citibank, NA	5/2/2023	— (a)
USD	1,959	CHF	1,826	Goldman Sachs International	5/2/2023	(44)
USD	810	CLP	673,519	Merrill Lynch International**	5/2/2023	(34)
USD	1,922	COP	9,214,155	Barclays Bank plc**	5/2/2023	(45)
USD	1,918	COP	9,358,278	Citibank, NA**	5/2/2023	(80)
USD	1,031	CZK	22,467	BNP Paribas	5/2/2023	(6)
USD	124	EUR	117	Citibank, NA	5/2/2023	(3)
USD	319	EUR	297	Goldman Sachs International	5/2/2023	(4)
USD	5,740	EUR	5,364	Morgan Stanley	5/2/2023	(85)
USD	53	EUR	50	Royal Bank of Canada	5/2/2023	(1)
USD	299	EUR	281	Standard Chartered Bank	5/2/2023	(6)
USD	1,133	GBP	933	Goldman Sachs International	5/2/2023	(19)
USD	2,473	GBP	2,004	Merrill Lynch International	5/2/2023	(1)
USD	1,927	HUF	700,564	BNP Paribas	5/2/2023	(55)
USD	1,958	IDR	29,360,232	Barclays Bank plc**	5/2/2023	(4)
USD	1,004	IDR	15,127,182	Goldman Sachs International**	5/2/2023	(6)
USD	965	INR	79,454	Goldman Sachs International**	5/2/2023	— (a)
USD	2,891	JPY	390,850	Citibank, NA	5/2/2023	(67)
USD	938	JPY	124,198	Goldman Sachs International	5/2/2023	(1)
USD	966	KRW	1,272,409	Goldman Sachs International**	5/2/2023	(10)
USD	769	MXN	14,361	BNP Paribas	5/2/2023	(23)
USD	1,932	MXN	36,022	Goldman Sachs International	5/2/2023	(56)
USD	1,911	MXN	36,333	HSBC Bank, NA	5/2/2023	(95)
USD	837	NZD	1,345	BNP Paribas	5/2/2023	(4)
USD	994	NZD	1,592	Goldman Sachs International	5/2/2023	(1)
USD	5,857	PHP	321,848	Goldman Sachs International**	5/2/2023	(72)
USD	2,918	RON	13,413	BNP Paribas	5/2/2023	(19)
USD	200	SEK	2,083	Merrill Lynch International	5/2/2023	(1)
USD	958	ZAR	17,866	Goldman Sachs International	5/2/2023	(43)
Total unrealized depreciation						(1,575)
Net unrealized appreciation						49

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at March 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$13,746	$—	$13,746
Collateralized Mortgage Obligations	—	3,130	—	3,130
Commercial Mortgage-Backed Securities	—	3,051	223	3,274
Common Stocks
Aerospace & Defense	1,822	2,386	—	4,208
Air Freight & Logistics	2,548	—	—	2,548
Automobile Components	148	456	—	604
Automobiles	2,622	1,999	—	4,621
Banks	12,699	6,140	1	18,840
Beverages	4,481	1,659	—	6,140
Biotechnology	10,236	—	—	10,236
Broadline Retail	9,286	338	36	9,660
Building Products	2,578	—	—	2,578
Capital Markets	10,143	2,134	—	12,277
Chemicals	3,751	3,226	—	6,977
Commercial Services & Supplies	1,566	452	—	2,018
Communications Equipment	619	—	—	619
Construction & Engineering	1,131	3,863	—	4,994
Construction Materials	698	—	—	698
Consumer Finance	1,149	—	—	1,149
Consumer Staples Distribution & Retail	3,073	593	— (a)	3,666
Containers & Packaging	739	631	—	1,370
Distributors	458	140	—	598
Diversified Consumer Services	193	—	—	193
Diversified Telecommunication Services	863	1,532	—	2,395
Electric Utilities	4,387	1,226	—	5,613
Electrical Equipment	2,304	1,732	—	4,036
Electronic Equipment, Instruments & Components	1,129	1,470	—	2,599
Energy Equipment & Services	1,775	151	—	1,926
Entertainment	459	174	—	633
Financial Services	7,219	—	—	7,219
Food Products	928	2,798	—	3,726
Gas Utilities	204	—	—	204
Ground Transportation	6,338	—	—	6,338
Health Care Equipment & Supplies	4,979	2,526	—	7,505
Health Care Providers & Services	7,969	—	— (b)	7,969
Health Care REITs	133	—	—	133
Health Care Technology	199	—	—	199
Hotel & Resort REITs	213	—	—	213
Hotels, Restaurants & Leisure	9,104	578	—	9,682
Household Durables	550	856	—	1,406
Household Products	936	—	—	936

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Independent Power and Renewable Electricity Producers	$15	$2,520	$—	$2,535
Industrial Conglomerates	430	621	—	1,051
Industrial REITs	3,314	—	—	3,314
Insurance	3,829	5,027	—	8,856
Interactive Media & Services	8,249	1,066	—	9,315
IT Services	841	591	—	1,432
Leisure Products	203	—	—	203
Life Sciences Tools & Services	1,508	—	—	1,508
Machinery	5,755	3,751	—	9,506
Media	1,865	—	—	1,865
Metals & Mining	387	2,569	2	2,958
Multi-Utilities	370	463	—	833
Office REITs	76	—	—	76
Oil, Gas & Consumable Fuels	7,943	6,690	2	14,635
Passenger Airlines	491	416	—	907
Personal Care Products	409	637	—	1,046
Pharmaceuticals	5,973	7,658	—	13,631
Professional Services	1,376	1,015	—	2,391
Real Estate Management & Development	331	—	—	331
Residential REITs	1,096	—	—	1,096
Retail REITs	729	—	—	729
Semiconductors & Semiconductor Equipment	18,919	3,696	—	22,615
Software	23,644	—	—	23,644
Specialized REITs	1,461	—	—	1,461
Specialty Retail	5,735	733	—	6,468
Technology Hardware, Storage & Peripherals	10,292	1,504	—	11,796
Textiles, Apparel & Luxury Goods	1,424	5,822	—	7,246
Tobacco	394	—	—	394
Trading Companies & Distributors	83	918	—	1,001
Water Utilities	26	—	—	26
Wireless Telecommunication Services	658	—	—	658
Total Common Stocks	227,455	82,757	41	310,253
Corporate Bonds	—	38,959	—	38,959
Exchange-Traded Funds	11,899	—	—	11,899
Foreign Government Securities	—	653	—	653
Investment Companies	44,827	—	—	44,827
Loan Assignments	—	101	—	101
Mortgage-Backed Securities
Mortgage-Backed Securities	—	36,854	495	37,349
Rights	—	—	— (a)	— (a)
U.S. Treasury Obligations	—	42,731	—	42,731
Warrants	—	—	41	41
Short-Term Investments
Investment Companies	22,001	—	—	22,001
Total Investments in Securities	$306,182	$221,982	$800	$528,964

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,624	$—	$1,624
Futures Contracts	4,445	—	—	4,445
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(1,575)	—	(1,575)
Futures Contracts	(1,959)	—	—	(1,959)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,486	$49	$—	$2,535

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.
There were no significant transfers into or out of level 3 for the period ended March 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Japan ETF (a)	$15,468	$—	$4,800	$(1,192)	$2,378	$11,854	245	$167	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	77,563	1,293	41,602	(7,845)	4,940	34,349	3,309	1,291	2
JPMorgan Large Cap Value Fund Class R6 Shares (a)	16,105	598	7,054	(167)	996	10,478	577	167	432
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	74,928	230,982	283,921	7	5	22,001	21,995	988	—
Total	$184,064	$232,873	$337,377	$(9,197)	$8,319	$78,682		$2,613	$434

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The

JPMorgan Diversified Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.